Summary of Significant Accounting Policies - summary of Estimated lives of property and equipment (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		Shorter of useful life or remaining lease term
Minimum [Member] | Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum [Member] | Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years